MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
MINERAL PROPERTIES [Text Block]

4. MINERAL PROPERTIES

The Company owns a 100% interest in the MacArthur and Yerington properties. It has an option to earn a 100% interest in the Bear, Wassuk, and Butte Valley properties in Nevada and a 90% interest in the Groundhog property in Alaska.

Total mineral property maintenance and exploration costs are listed in the table below:

(In thousands of U.S. Dollars)	MacArthur	Yerington	Bear	Wassuk	Groundhog	Butte Valley	Total
Balance, December 31, 2017	$17,888	$10,572	$320	$1,004	$1,511	$—	$31,295
Property maintenance	150	52	692	101	40	—	1,035
Geological & mapping	66	45	—	—	10	—	121
Geophysical & survey	113	13	—	—	12	—	138
Assay & labs	—	—	—	—		—	—
Environmental	—	196	—	—	6	—	202
Other	1	13	—	—	41	—	55
Technical consultant	—	—	—	—	—	—	—
	330	319	692	101	109	—	1,551
Proceeds from water rights sale	—	(313)	—	—	—	—	(313)
Balance, December 31, 2018	18,218	10,578	1,012	1,105	1,620	—	32,533
Property maintenance	159	90	238	110	64	168	829
Geological & mapping	17	—	17	—	65	—	99
Geophysical & survey	—	—	—	—	368	18	386
Assay & labs	—	—	—	—	5	—	5
Environmental	—	189	—	—	—	—	189
Field support & overhead	—	15	—	—	178	—	193
Technical study	110	—	—	—	20	—	130
	286	294	255	110	700	186	1,831
Proceeds from water rights sale	—	(5,685)	—	—	—		(5,685)
Balance, December 31, 2019	18,504	5,187	1,267	1,215	2,320	186	28,679
Property maintenance	159	73	193	255	61	201	942
Geological & mapping	4	—	—	—	3	—	7
Geophysical & survey	—	—	—	—	66	—	66
Assay & labs	3	—	—	—	—	—	3
Environmental	—	167	—	—	—	—	167
Overhead and community	—	10	—	—	58	—	68
Technical study	158	—	—	—	14	—	172
	324	250	193	255	202	201	1,425
Proceeds from water rights sale	—	(1,868)	—	—	—	—	(1,868)
Balance, December 31, 2020	18,828	3,569	1,460	1,470	2,522	387	28,236

a) MacArthur, Nevada

The Company earned its 100% interest in the MacArthur property by making payments of $2,200,000 over ten years. The property is subject to a 2% net smelter return royalty ("NSR"), which may be reduced to a 1% NSR royalty for a consideration of $1,000,000.

b) Yerington, Nevada

The Company acquired a 100% interest in the Yerington property from the Arimetco bankruptcy proceeding in April 2011 for $500,000 cash and 250,000 common shares. The property has a 2% NSR royalty capped at $7,500,000 payable following commencement of commercial production.

On December 19, 2019, the Company announced two separate agreements to sell certain primary groundwater rights associated with its Yerington property to Desert Pearl Farms LLC ("Desert Pearl") and Desert Hills Dairy, LLC. In July 2020, the Company closed these water rights sales and received total net proceeds of $1,868,117.

The proceeds were recognized as a reduction in the carrying value of the Yerington property in 2020.

On September 17, 2018, the Company announced the first purchase and sale agreement to sell certain primary groundwater rights associated with its Yerington property to Desert Pearl for $6,260,000. The Company closed the sale on March 3, 2019, for a final value of $6,020,000 after adjusting for a small correction to one of the original permits. Total net proceeds of $5,685,000 and $313,000 were recognized as a reduction in the carrying value of the Yerington property in 2019 and 2018, respectively.

c) Bear, Nevada

The Company has five option agreements, entered from March 2013 to May 2015, to acquire a 100% interest in private land in Yerington, Nevada, known as the Bear deposit. Under the terms of these option agreements, as amended, the Company is required to make approximately $5,423,290 in cash payments over 11 years ($4,836,290 paid) to maintain the exclusive right to purchase the land, mineral rights and certain water rights and to conduct mineral exploration on these properties.

Aggregate payments to maintaining the five option agreements by year are as follows:

  $1,458,774 March 20, 2013 to December 31, 2015 (paid);
  $1,363,258 due in 2016 (paid);
  $895,258 due in 2017 (paid);
  $688,000 due in 2018 (paid);
  $193,000 due in 2020 (paid);
  $193,000 each due in 2021 and 2022;
  $201,000 due in 2023, and
  $50,000 in 2024.

d) Wassuk, Nevada

The Company has an option, as further amended, to earn a 100% interest in certain unpatented mining claims in Lyon County, Nevada, over ten years and is required to make $1,405,000 in cash payments ($1,155,000 paid) and incur a work commitment of $50,000 (nil incurred) by August 1, 2021. The final option payment of $250,000 is due by August 1, 2021.

The property is subject to a 3% NSR royalty upon commencing commercial production, which can be reduced to a 2% NSR royalty in consideration for $1,500,000.

e) Groundhog, Alaska

On April 25, 2017, the Company announced it signed a five-year lease agreement, amended to six years, with Chuchuna Minerals Company ("Chuchuna") to earn a 90% interest in the Groundhog copper prospect, located 200 miles southwest of Anchorage, Alaska. To earn the 90% interest, the Company must fund a total of $5,000,000 ($2,522,000 funded) of exploration expenditure and make a lump sum payment to Chuchuna of $3,000,000 by April 20, 2023.

The Company must fund a minimum of $500,000 each year with excess funding in any one year carried forward. The Company has met the annual work commitments to December 31, 2020. The Company can terminate the agreement at its discretion.

f) Butte Valley, Nevada

On August 22, 2019, the Company entered into an option agreement with North Exploration, LLC, to earn a 100% interest in 600 unpatented mining claims in White Pine County, Nevada, for $600,000 over five years. North Exploration will retain a 2.5% NSR, of which 1% can be purchased for $1,000,000. A further 0.5% NSR can be purchased within the first ten years for $5,000,000.

On December 3, 2019, the Company entered another option agreement with Nevada Select Royalty, Inc., to purchase a 100% interest in 78 unpatented claims associated with the Butte Valley project for $250,000 over five years. Nevada Select Royalty will retain a 2% NSR, of which 1% can be purchased by Quaterra for $10,000,000.

Aggregate payments to maintaining the two option agreements by year are as follows:

  $20,000 due 2019 (paid);
  $80,000 due in 2020 (paid);
  $100,000 due in 2021;
  $150,000 due in 2022; and
  $250,000 each due in 2023 and 2024.